Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade accounts payable	$ 919,216	$ 771,843	$ 591,060
Accrued payroll and payroll taxes	277,521	279,721	212,361
Accrued liabilities	505,876	557,061
Total	$ 1,702,613	$ 1,608,625	$ 1,172,883